SCHEDULE OF ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Parenthetical) - USD ($)		3 Months Ended					12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Sep. 30, 2024
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 162,295			$ 144,282	$ 172,306	$ 316,588		$ 1,520,381
Interest			$ 223,759				223,759		134,581
Chief Financial Officer [Member]
Prepaid expenses			2,000				2,000
Common Stock [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 1,249	30,000		$ 1,110	$ 1,325	2,435		6,081
Chief Financial Officer [Member]
Affiliate accounts payable			2,000				2,000
Accumulated payroll									269,400		$ 11,667
Chief Executive Officer [Member]
Accumulated payroll									286,900		32,084
Chief Communications Officer [Member]
Accumulated payroll									153,427		8,750
Expense claims											1,000
Officer [Member]
Accrued Salaries			485,904				485,904
Affiliate [Member]
Affiliate accounts payable			2,000	[1],[2]			2,000	[1],[2]	709,727	[1]	35,084	[2]
Short term loans	[3]		25,000				25,000				$ 140,588
Interest rate											8.00%
Interest	[3]										$ 2,934
Unissued shares liability			$ 507,242	[4],[5]			$ 507,242	[4],[5]	$ 38,400	[5]	$ 40,000	[4]
Three Board Members [Member]
Common stock shares award			211,269				211,269				82,476
Unissued shares liability											$ 515,904
Conversion of debt, shares							3,599,289
Four Board [Member]
Unissued shares liability											$ 40,000

[1]	$2,000 due to the CFO for expenses at December 31, 2023, while there was $286,900 to the CEO, $269,400 to the CFO and $153,427 to the CCO in salary and expenses at December 31, 2022.
[2]	As at September 30, 2024, there are $35,084 of accounts payable owed to an affiliate. Accumulated payroll for the month of September 2024 is $32,084, $11,667 for each the CEO and CFO and $8,750 for the CCO, each person also has $1,000 of reimbursable expense claims. On December 31, 2023, there was $2,000 due to the CFO for reimbursable expenses.
[3]	On September 30, 2024, the Company has a loan of $140,588 due to affiliates, the interest is 8% and currently $2,934 is owed in accrued interest. On December 31, 2023, the loan had a balance of $25,000 with no interest due.
[4]	On September 30, 2024, there are 82,476 shares of Preferred Stock awarded but not issued to four (4) Board Members in the second quarter of 2024. The total fair market value at the time of the award was $40,000. On December 31, 2023, there were 211,269 shares awarded to three (3) Board Members and 3,599,289 shares approved for conversion of debt. The total fair market value at the time of the award was $515,904.
[5]	The amount is to be converted into shares of Common Stock whereof $30,000 is to our Directors for their attendance in board and committee meetings during the fourth quarter of 2023 and $485,904 to the Company’s officers for conversion of outstanding salaries and expenses.